Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.47%	13.07%	(18.71%)	9.32%	12.46%	16.98%